Fair Value (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Fair Value
Summary of estimate fair value of the private warrants and representative warrants

The Company utilized the following assumptions to estimate fair value of the Private Warrants and Representative Warrants as of March 31, 2024.

Stock Price	$2.14
Exercise price per share	$11.50
Risk-free interest rate	4.27%
Expected term (years)	4.1
Expected volatility	40.1%
Expected dividend yield	—

	June 30,	February 10,
	2023	2023
Stock Price	$2.55	$3.30
Exercise price per share	$11.50	$11.50
Risk-free interest rate	4.16%	3.58%
Expected term (years)	4.6	4.8
Expected volatility	34.6%	28.6%
Expected dividend yield	—	—

Summary of assets and liabilities measured at fair value on a recurring basis

The table below presents the balances of assets and liabilities measured at fair value on a recurring basis by level within the hierarchy as (in thousands):

	As of March 31, 2024
	Total	Level 1	Level 2	Level 3
Private Placement and Representative Warrants	$165	$—	$—	$165

The table below presents the balances of assets and liabilities measured at fair value on a recurring basis by level within the hierarchy as follows: (in thousands)

	As of June 30, 2023
	Total	Level 1	Level 2	Level 3
Private Placement and Representative Warrants	$206	$—	$—	$206

Summary of change in number and fair value of the private and representative warrants

The table below presents the change in number and fair value of the Private and Representative Warrants since June 30, 2023: (in thousands, except the number of shares)

	Private Warrants		Representative Warrants		Total
	Shares	Value	Shares	Value	Shares	Value
June 30, 2023	4,120,000	$203	50,000	$3	4,170,000	$206
Exercised	—	—	—	—	—	—
Change in value	—	$(122)	—	$(2)	—	$(124)
September 30, 2023	4,120,000	$81	50,000	$1	4,170,000	$82
Exercised	—	—	—	$—	—	$—
Change in value	—	(41)	—	$—	—	$(41)
December 31, 2023	4,120,000	$40	50,000	$1	4,170,000	$41
Exercised	—	—	—	$—	—	$—
Change in value	—	123	—	$1	—	$124
March 31, 2024	4,120,000	$163	50,000	$2	4,170,000	165

The table below presents the change in number and fair value of the Private and Representative Warrants since the Merger on February 10, 2023: (in thousands, except the number of shares)

	Private Warrants		Representative Warrants		Total
	Shares	Value	Shares	Value	Shares	Value
February 10, 2023	4,120,000	$203	50,000	$2	4,170,000	$205
Exercised	—	—	—	—	—	—
Change in value	—	$—	—	$1	—	$1
June 30, 2023	4,120,000	$203	50,000	$3	4,170,000	$206